SHARE-BASED COMPENSATION PLAN - Measurement assumptions (Details)	12 Months Ended
Dec. 31, 2019 item
SHARE-BASED COMPENSATION PLAN
Number of observations of returns	745
PSO | Minimum
SHARE-BASED COMPENSATION PLAN
Total shareholder return	75.00%
PSO | Maximum
SHARE-BASED COMPENSATION PLAN
Total shareholder return	125.00%